Financial Instruments - Fair Values and Risk Management - Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term borrowings	€ 19,503	€ 18,366
Lease liabilities	65,854	62,654
Bank overdrafts and short-term borrowings	36,147	30,812
Trade and other payables	120,668	102,532
Losses on derivative financial instruments	691	253
Total financial liabilities	242,863	214,617
Less than 2 months [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term borrowings	774	587
Lease liabilities	1,889	1,844
Bank overdrafts and short-term borrowings	36,147	30,812
Trade and other payables	31,453	28,269
Losses on derivative financial instruments	691	253
Total financial liabilities	70,954	61,765
2 to 12 months [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term borrowings	3,981	7,015
Lease liabilities	11,241	11,195
Trade and other payables	89,215	74,263
Total financial liabilities	104,437	92,473
1 to 2 years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term borrowings	5,935	2,642
Lease liabilities	12,760	11,503
Total financial liabilities	18,695	14,145
2 to 5 years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term borrowings	6,006	5,663
Lease liabilities	25,659	23,958
Total financial liabilities	31,665	29,621
More than 5 years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term borrowings	2,807	2,459
Lease liabilities	14,305	14,154
Total financial liabilities	€ 17,112	€ 16,613